Deferred Tax Assets and Income Tax Provision (Details)	Dec. 31, 2014 USD ($)
Net deferred tax assets - non-current:
Expected income tax benefit from NOL carry-forwards	$ 13,824
Less valuation allowance	(13,824)
Deferred tax assets, net of valuation allowance	0
Pro Forma [Member]
Net deferred tax assets - non-current:
Expected income tax benefit from NOL carry-forwards	82,908
Less valuation allowance	(82,908)
Deferred tax assets, net of valuation allowance	$ 0